Inventories - detailed of amounts due from customers for contract work (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of inventories [Abstract]
Costs incurred and recognised profits (less recognised losses)	€ 622	€ 826
Progress billings	518	715
Receivables from contracts with customers	104	111
Gross amount due from customers for contract work as asset	174	194
Gross amount due to customers for contract work as liability	€ (70)	€ (83)